Income Taxes - Components of loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ (39,968)	$ (30,355)	$ (92,360)
Foreign	1,871	2,720	(7,050)
Loss before income taxes	$ (38,097)	$ (27,635)	$ (99,410)